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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07868
Invesco Van Kampen Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Van Kampen Advantage Municipal
Income Trust II
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-AMINC2-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 169.3%
	Alabama 1.6%
$2,375	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,446,203
1,450	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,524,124
1,900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,469,593
4	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg	6.950	01/01/20	0
2,200	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	2,308,416
1,000	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	866,400

				8,614,736

	Alaska 0.5%
4,250	Northern Tob Sec Corp AK Tob Settlement, Ser A	5.000	06/01/46	2,748,178

	Arizona 4.4%
1,875	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	2,081,025
2,810	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	3,092,124
2,125	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	1,950,240
500	Glendale, AZ Indl Dev Auth Midwestern Univ	5.000	05/15/35	498,555
1,250	Glendale, AZ Indl Dev Auth Midwestern Univ	5.125	05/15/40	1,256,113

Invesco Van Kampen Advantage Municipal Income Trust II
 Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,425	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000%	07/01/38	$2,664,226
1,325	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,380,094
675	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	716,479
800	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	854,920
690	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	704,235
660	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	677,134
2,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,497,825
2,305	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,515,654
2,685	South Campus Group LLC AZ Std Hsg Rev AZ St Univ South Campus Proj (NATL Insd)	5.625	09/01/35	2,707,124

				23,595,748

	Arkansas 0.3%
1,930	Arkansas St Cap Apprec College Svg (c)	*	06/01/16	1,707,201

	California 24.1%
6,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/19	4,091,940

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$7,195	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/21	$4,102,157
1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (AGM Insd)	6.000%	09/01/16	1,476,267
2,095	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	1,862,706
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000	04/01/39	4,115,200
900	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	362,853
3,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (d)	0.000/5.250	06/01/21	2,597,160
1,100	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,189,837
6,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	5,648,460
4,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	3,744,200
3,550	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	3,504,099
4,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	3,910,170
3,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (b)	5.125	11/01/23	3,020,340
95	California St (AMBAC Insd)	5.125	10/01/27	95,026

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$850	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000%	12/01/24	$946,968
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,192,014
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,181,920
650	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	710,002
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	1,166,601
2,100	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	2,399,292
4,000	California St Pub Wks Brd Lease Rev Dept of Corrections St Prisons Rfdg, Ser A (AMBAC Insd)	5.000	12/01/19	4,146,840
3,750	California St Pub Wks Brd Lease Rev Dept of Mental Hlth Coalinga, Ser A	5.000	06/01/24	3,762,713
1,300	California St Var Purp	5.750	04/01/31	1,391,689
8,920	California St Vet, Ser CD (AMT)	4.600	12/01/32	7,762,719
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	898,890
1,450	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	1,616,533
440	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	387,983
2,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	1,826,180

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$30,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg, Ser A	*	01/15/22	$13,766,700
5,000	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (NATL Insd)	*	01/15/18	3,050,750
1,215	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500%	06/01/27	1,057,232
480	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	341,885
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	839,140
2,855	Los Angeles, CA Dept Wtr & Pwr, Ser A (NATL Insd)	5.125	07/01/40	2,887,204
3,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub, Ser A-1 (a)	5.250	07/01/38	3,207,150
185	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (e)	5.500	03/01/18	175,796
1,225	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,339,391
4,890	Port Oakland CA, Ser L (NATL Insd) (AMT)	5.000	11/01/32	4,501,441
610	Port Oakland CA, Ser L (NATL Insd) (Prerefunded @ 11/01/12) (AMT)	5.000	11/01/32	672,586
1,720	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,417,056

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$9,000	Riverside Cnty, CA Asset Leasing Corp Leasehold Rev Riverside Cnty Hosp Proj (NATL Insd)	*	06/01/21	$4,979,250
1,350	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500%	05/01/19	1,440,585
13,880	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/28	3,496,511
4,200	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	3,198,300
4,300	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	2,951,907
1,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	733,600
11,050	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	7,094,100
2,350	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,507,380

				128,768,723

	Colorado 3.1%
1,945	Colorado Ed & Cultural Fac Auth Rev Charter Sch Pinnacle Impt & Rfdg (Syncora Gtd)	5.250	06/01/23	1,980,827
1,200	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	962,772

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$5,425	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000%	09/01/36	$5,504,693
2,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000	06/01/35	2,507,787
2,250	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	2,448,405
1,000	Colorado Hlth Fac Auth Rev Hosp Valley View Assn Proj	5.125	05/15/37	938,360
955	Denver, CO City & Cnty Arpt Rev, Ser D (AMT)	7.750	11/15/13	1,045,333
1,700	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,369,146

				16,757,323

	Connecticut 0.3%
1,550	Hamden, CT Fac Rev Whitney Ctr Proj, Ser B	6.125	01/01/14	1,544,963

	District of Columbia 2.9%
2,650	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,858,529
800	District Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	882,376
850	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	905,038
1,725	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	1,802,504
5,500	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	5,840,395

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (continued)
$3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250%	10/01/32	$3,025,140

				15,313,982

	Florida 11.1%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	899,650
700	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	614,453
335	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	296,787
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	219,313
1,420	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,378,238
2,420	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	2,560,650
440	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	454,960
1,305	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	1,385,962
1,325	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	1,400,777
1,440	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	1,512,432
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,610,375
945	Highlands, FL Cmnty Dev Dist Spl Assmt (g)	5.550	05/01/36	492,307
1,075	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	1,091,598

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,425	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500%	10/01/38	$2,485,722
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	838,744
900	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	976,536
3,980	Jacksonville, FL Port Auth (NATL Insd) (AMT)	5.700	11/01/30	3,983,343
730	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $730,000) (f)	6.800	05/01/38	627,778
475	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $475,000) (f)	6.900	05/01/17	448,063
11,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	11,553,935
640	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	627,616
5,000	Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC Insd)	5.125	10/01/33	4,890,200
900	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	782,334
925	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	882,598
1,250	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	1,128,613

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,900	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500%	10/01/23	$3,352,690
2,100	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,946,007
3,500	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,837,505
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	275,542
500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	441,190
1,030	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	670,767
900	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	854,172
1,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	874,780
1,550	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,283,571
1,180	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,182,631
575	World Comm Cmnty Dev Dist FL Spl Assmt (g)	5.500	05/01/38	190,498

				59,052,337

	Georgia 4.3%
4,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	4,050,200
400	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	414,236

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$725	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750%	01/01/20	$750,803
220	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	226,712
1,350	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,477,170
1,450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	1,575,266
1,350	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,455,125
4,955	Georgia Muni Elec Auth Pwr Rev, Ser B (FGIC Insd) (c)	5.700	01/01/19	5,935,991
4,000	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000	09/01/29	4,389,960
1,700	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,748,059
1,000	Richmond Cnty, GA Dev Auth ASU Jaguar Student Hsg LLC, Ser A	5.250	02/01/35	931,000

				22,954,522

	Hawaii 2.4%
2,250	Hawaii St Arpt Sys Rev, Ser A	5.000	07/01/39	2,270,948
10,430	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Inc, Ser A (NATL Insd) (AMT)	5.650	10/01/27	10,531,380

				12,802,328

	Idaho 0.6%
850	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	970,318
1,100	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,221,693

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$945	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125%	11/15/27	$840,351

				3,032,362

	Illinois 18.5%
1,450	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	1,245,521
1,710	Bolingbrook, IL Cap Apprec Rfdg, Ser C (NATL Insd)	*	01/01/29	666,643
1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/32	418,645
800	Bourbonnais IL Indl Proj Rev Olivet Nazarene Univ Proj	5.500	11/01/40	791,776
4,425	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	4,630,364
3,850	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	4,028,679
2,695	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	2,870,418
4,505	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/24	4,798,230
6,350	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	6,725,158
10,650	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/25	11,279,202
1,290	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/26	1,359,144
4,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000	01/01/33	4,469,344

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,700	Chicago, IL, Ser A (AGL Insd) (a)	5.250%	01/01/25	$2,974,806
3,345	Cook Cnty, IL Sch Dist No. 100 Berwyn South, Ser D (AGM Insd)	5.500	12/01/23	3,759,211
950	Granite City, Madison Cnty IL Disp Rev Waste Mgmt Inc Proj (AMT) (b)	3.500	05/01/27	955,301
790	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	798,493
1,325	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,392,005
1,200	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	1,139,040
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	968,670
2,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,606,544
1,700	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,853,765
2,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	2,097,920
1,400	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	1,481,718
2,140	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,421,902
3,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	2,781,810
1,900	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	1,905,966
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,319,901

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,730	Illinois Hlth Fac Auth Rev Children’s Mem Hosp (NATL Insd)	6.250%	08/15/13	$1,849,854
1,485	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser A (AGM Insd) (c)	6.750	04/15/17	1,789,069
825	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (AGM Insd)	6.750	04/15/17	993,927
3,400	Illinois St First Ser (AGM Insd)	5.250	04/01/27	3,425,670
1,895	Northern IL Univ Ctf Part Hoffman Estates Ctr Proj (AGM Insd)	5.400	09/01/16	2,124,390
100	Peoria, Moline & Freeport, IL Coll Mtg, Ser A (GNMA Collateralized) (AMT)	7.600	04/01/27	101,650
5,000	Regional Trans Auth IL, Ser A (AMBAC Insd)	8.000	06/01/17	6,528,000
9,260	Will Cnty, IL Sch Dist No 122 New Lenox Rfdg, Ser B (NATL Insd)	5.250	11/01/20	9,669,755
575	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	519,047

				98,741,538

	Indiana 3.2%
760	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	761,900
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000	11/15/36	4,684,134

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$2,285	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (AGM Insd)	7.000%	08/15/15	$2,589,568
1,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT) (b)	5.950	08/01/30	1,515,555
1,775	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,935,069
2,000	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT) (b)	5.950	12/01/29	2,023,220
2,850	Southwest Parke Cmnty Sch Bldg First Mtg (NATL Insd)	5.250	07/15/21	3,202,516
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (e)	5.750	09/01/42	462,925

				17,174,887

	Iowa 0.6%
1,600	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	1,518,720
530	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	380,142
2,050	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	1,470,793

				3,369,655

	Kansas 1.7%
1,500	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (b)	5.000	12/01/23	1,536,390
2,800	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	3,036,628

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$3,615	Kansas St Dev Fin Auth Rev KS Proj, Ser N (AMBAC Insd) (Prerefunded @ 10/01/12)	5.250%	10/01/21	$3,987,923
800	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	723,672

				9,284,613

	Kentucky 2.2%
1,700	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	1,785,476
1,700	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,858,270
1,810	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	2,026,802
2,035	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	2,268,028
3,180	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,170,778
500	Mount Sterling, KY Lease Rev KY League Cities Fdg, Ser B	6.100	03/01/18	545,475

				11,654,829

	Louisiana 4.7%
5,000	Lafayette, LA Util Rev (NATL Insd)	5.250	11/01/21	5,496,550
2,495	Louisiana Loc Govt Environment Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.375	10/01/31	2,413,688

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$5,970	Louisiana Loc Govt Environment Southeastn LA Student Hsg, Ser A (NATL Insd)	5.250%	08/01/24	$6,062,416
2,250	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,613,757
6,000	New Orleans, LA Rfdg (NATL Insd)	5.125	09/01/21	6,132,780
2,100	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	2,232,300

				24,951,491

	Maryland 2.6%
1,095	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	1,128,912
775	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	795,491
5,000	Maryland St Econ Dev Corp MD Aviation Admin Fac (AGM Insd) (AMT)	5.375	06/01/20	5,205,200
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,890,400
940	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	920,570
4,000	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	4,027,800

				13,968,373

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts 3.3%
$1,200	Massachusetts Bay Tran Auth MA Gen Tran Sys Rfdg, Ser A	6.250%	03/01/12	$1,309,344
2,500	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	2,502,675
2,000	Massachusetts Muni Whsl Elec Co Pwr Supply Sys Rev Proj No. 6-A, Ser A (NATL Insd)	5.250	07/01/16	2,092,620
450	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	337,288
1,380	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant	6.000	07/01/31	1,407,296
1,780	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	1,645,539
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900	12/01/29	925,213
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	925,074
6,590	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	6,631,385

				17,776,434

	Michigan 3.2%
2,450	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (AGM Insd)	7.000	07/01/27	2,872,184
2,790	Detroit, MI Wtr Supply Sys Rev Sr Lien Rfdg, Ser C (NATL Insd)	5.250	07/01/19	2,887,427

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$2,000	Grand Rapids, MI Wtr Supply (NATL Insd)	5.750%	01/01/15	$2,040,580
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	1,099,340
500	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	559,855
2,700	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,957,878
2,285	Taylor, MI Bldg Auth (AMBAC Insd)	6.000	03/01/13	2,554,858
3,090	Troy, MI Downtown Dev Auth Dev Rfdg (NATL Insd)	5.500	11/01/15	3,144,755

				17,116,877

	Minnesota 1.0%
475	Chisago, MN Hlthcare Fac Rev Cdl Homes LLC Proj	6.000	08/01/42	469,666
2,050	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,357,623
1,350	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,523,664
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	226,800
900	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	850,176

				5,427,929

	Mississippi 0.4%
1,845	Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp Impt (NATL Insd)	5.250	07/01/32	1,864,280

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 3.6%
$325	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625%	06/01/27	$325,169
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,548,173
625	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	614,269
1,800	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,813,194
880	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	843,392
4,625	Missouri Jt Mun Elec Util Commn Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000	01/01/27	4,589,017
2,500	Missouri St Dev Fin Brd Infrastructure Fac Rev Crackerneck Creek Proj, Ser C	5.000	03/01/26	2,512,925
2,195	Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj	5.000	11/01/16	2,308,745
1,500	Saint Louis Cnty, MO Mtg Rev Ctf Rcpt, Ser H (AMT) (c)	5.400	07/01/18	1,753,200
700	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	655,578

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,205	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550%	07/01/29	$2,146,523

				19,110,185

	Nebraska 1.0%
5,235	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	5,386,396

	Nevada 2.8%
2,000	Clark Cnty, NV Econ Dev Rev Alexander Dawson Sch Proj	5.375	05/15/33	2,012,740
7,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	6,424,600
4,375	Las Vegas Vly, NV Wtr Dist Rfdg, Ser B (NATL Insd)	5.000	06/01/27	4,588,281
1,750	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	1,686,492

				14,712,113

	New Hampshire 0.7%
1,400	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,408,246
800	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	840,736
570	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Rfdg, Ser A (AMT) (b)	6.875	12/01/29	605,340

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (continued)
$850	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300%	05/01/22	$851,283

				3,705,605

	New Jersey 6.8%
6,625	New Jersey Econ Dev Auth Rev Mtr Veh Rev, Ser A (BHAC Insd) (a)	5.250	07/01/26	7,878,384
1,800	New Jersey Econ Dev Auth Rev MSU Student Hsg Proj Provident Group Montclair, LLC	5.875	06/01/42	1,827,360
2,500	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (AGM Insd) (c)	6.750	07/01/19	3,133,500
1,650	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,659,289
4,000	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	4,135,520
10,750	Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl Pub Svc Elec & Gas, Ser A (NATL Insd) (AMT)	5.450	02/01/32	10,471,252
10,480	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	6,907,263

				36,012,568

	New Mexico 1.0%
2,275	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Ser C	5.900	06/01/40	2,302,209

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (continued)
$1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (f)	5.000%	09/01/18	$1,591,710
1,500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,674,465

				5,568,384

	New York 6.9%
1,480	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,518,924
620	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	638,606
7,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	7,213,220
2,000	Metropolitan Transn Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/29	2,167,260
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,035,520
5,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/38	5,185,600
5,440	New York City, Ser I-1 (a)	5.000	02/01/26	5,862,688
1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125	10/01/37	1,008,070
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	2,216,900
2,250	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,478,173

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$5,000	New York St Urban Dev Corp Rev St Fac Rfdg	5.700%	04/01/20	$6,006,000
675	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	556,315

				36,887,276

	North Carolina 0.1%
795	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	710,714

	North Dakota 0.2%
1,000	McLean Cnty, ND Solid Waste Fac Rev Great River Energy, Ser B	5.150	07/01/40	1,013,140

	Ohio 7.2%
2,230	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	1,869,989
1,850	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	1,384,577
1,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	789,460
1,000	Dayton, OH Arpt Rev James M Cox Dayton Rfdg, Ser C (Radian Insd) (AMT)	5.250	12/01/27	976,580
3,600	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd) (a)	5.000	04/01/24	3,813,552

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$3,325	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000%	02/01/24	$3,522,173
3,350	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	3,548,722
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	1,639,414
1,740	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,842,086
1,100	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,158,927
1,810	Muskingum Cnty, OH Hosp Fac Rev Bethesda Care Sys Impt & Rfdg (Connie Lee Insd)	6.250	12/01/10	1,815,792
5,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	5,022,600
2,800	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	3,092,628
1,720	Ohio St Higher Ed Fac Commn Rev Summa Hlth Sys 2010 Proj	5.750	11/15/35	1,724,936
2,250	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009-A	6.750	01/15/39	2,407,410
2,294	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,403,928

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,050	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875%	06/01/33	$1,160,880
155	Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd, Ser A (AMT) (c)	6.000	05/15/11	157,684

				38,331,338

	Oklahoma 0.6%
1,650	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,748,340
1,250	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A	7.125	11/01/30	1,291,300

				3,039,640

	Oregon 0.5%
2,500	Oregon St Dept Admin Rfdg, Ser C (NATL Insd)	5.250	11/01/18	2,659,150

	Pennsylvania 1.3%
1,500	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,187,790
1,100	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/35	1,121,901
2,500	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (d)	0.000/5.750	12/01/28	1,878,175
1,550	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (d)	0.000/6.000	12/01/34	1,157,059
1,500	Pennsylvania St Tpk Commn Tpk Rev Sub, Ser B-1	5.000	12/01/37	1,510,485

				6,855,410

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina 6.0%
$3,125	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250%	12/01/25	$3,346,500
9,375	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250	12/01/26	9,983,531
3,115	Greenville, SC Impt & Rfdg (NATL Insd)	5.250	04/01/21	3,322,615
1,100	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Com Rfdg	5.300	10/01/36	883,322
2,200	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	2,258,542
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	1,051,960
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,808,360
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,755,962
750	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	532,605
190	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	190,167

				32,133,564

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee 4.4%
$2,130	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000%	10/01/25	$2,012,850
2,595	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	2,367,600
1,270	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 07/01/12)	8.000	07/01/33	1,437,310
12,525	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap Apprec First Mtg Rfdg, Ser A (NATL Insd)	*	07/01/26	5,032,795
4,800	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 07/01/12)	7.500	07/01/25	5,436,624
3,975	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	3,915,415
3,100	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	3,272,360

				23,474,954

	Texas 18.3%
1,750	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,746,272
750	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	801,870
1,400	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,584,520

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,600	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000%	08/15/19	$1,805,520
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	8,050,720
775	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	777,402
1,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,505,145
5,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	6,073,412
1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 06/01/11)	6.375	06/01/29	1,059,210
925	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,055,897
1,100	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	1,142,163
4,350	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	4,586,031
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	3,001,020
9,425	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd) (a)	5.000	11/15/36	9,764,960
3,700	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,813,812

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,000	Matagorda Cnty, TX Navig Dist No. 1 Rev Houston Lt Rfdg (AMBAC Insd) (AMT) (b)	5.125%	11/01/28	$4,898,050
1,350	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,478,047
1,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	1,087,720
500	North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys Proj, Ser A	5.125	05/15/29	501,905
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,062,810
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,099,310
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,364,225
1,750	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,921,027
3,200	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	3,382,624
3,960	Stafford, TX Econ Dev Corp (NATL Insd)	5.500	09/01/30	4,119,825
1,990	Stafford, TX Econ Dev Corp (NATL Insd)	6.000	09/01/19	2,328,439
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	934,400
2,800	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,542,568

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$7,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svcs Inc Proj	5.250%	11/15/37	$6,744,010
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Hom Proj	5.750	02/15/25	454,550
1,300	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,305,096
3,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,952,656
1,675	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	1,745,651
6,450	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	7,016,375
3,100	Tyler, TX Hlth Fac Dev Corp Hosp Rev Rfdg & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,928,446

				97,635,688

	Utah 0.9%
4,950	Intermountain Pwr Agy UT Pwr Supply Rev Rfdg, Ser A (FGIC Insd) (c)	*	07/01/17	3,965,395
875	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	809,191

				4,774,586

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia 1.1%
$550	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500%	01/01/37	$468,732
1,465	Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)	5.000	07/15/17	1,629,856
1,520	Tobacco Settlement Fin Corp VA	5.500	06/01/26	1,702,537
1,868	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,885,466

				5,686,591

	Washington 1.1%
1,500	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,300,860
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	3,046,500
1,720	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $1,720,000) (f)	6.000	01/01/27	1,695,197

				6,042,557

	West Virginia 1.3%
2,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	2,421,000
1,160	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	1,171,217

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (continued)
$1,065	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500%	06/01/39	$1,079,793
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,129,876
1,270	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,300,010

				7,101,896

	Wisconsin 2.2%
500	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	518,015
460	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	465,934
3,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	3,241,267
3,600	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,745,296
1,125	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,258,481
1,100	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser B (b)	5.125	08/15/27	1,175,427
1,340	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625	02/15/39	1,462,596

				11,867,016

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wyoming 0.8%
$1,350	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250%	07/15/26	$1,441,165
2,790	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	2,755,180

				4,196,345

	Puerto Rico 3.1%
2,300	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	2,383,582
2,300	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	2,323,828
3,125	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 08/01/11) (b)	5.000	08/01/39	3,274,375
1,750	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	1,776,005
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	2,554,725
4,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	4,020,080

				16,332,595

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virgin Islands 0.4%
$1,975	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt-Sr Lien, Ser A	5.000%	10/01/25	$2,007,153

Total Investments 169.3%
(Cost $889,630,511)	903,468,173

Liability for Floating Rate Note Obligations Related to Securities Held (20.3%)
(Cost ($108,250,000))

$(108,250)	Notes with interest rates ranging from 0.27% to 0.73% at July 31, 2010 and contractual maturities of collateral ranging from 2023 to 2041 (h)	(108,250,000)

Total Net Investments 149.0%
(Cost $781,380,511)	795,218,173
Other Assets in Excess of Liabilities 2.2%	11,585,106
Preferred Shares (including accrued distributions) (51.2%)	(273,022,449)

Net Assets Applicable to Common Shares 100.0%	$533,780,830

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

comprise 0.8% of net assets applicable to common shares.

(g)	Non-income producing security.

(h)	Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2010.
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the

Invesco Van Kampen Advantage Municipal Income Trust II
Schedule of Investments ■ July 31, 2010 (Unaudited) continued
reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	Prices are based on quoted prices in active markets for identical investments.

Level 2	—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3	—	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 3
	Level 1	Level 2	Significant
	Quoted	Other Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total

Municipal Securities	$-0-	$903,468,173	$-0-	$903,468,173

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,063,426
Aggregate unrealized (depreciation) of investment securities	(23,211,840)

Net unrealized appreciation of investment securities	$9,851,586

Cost of investments for tax purposes is $785,375,499.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Advantage Municipal Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.